INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of intangible assets

		Mining	Mineral	Computer
		rights and	exploration	software
	Goodwill	others	rights	and others	Total
Year ended December 31, 2016
Opening net carrying amount	2,345,837	6,771,023	1,143,482	178,673	10,439,015
Additions	—	341,687	1,190	1,222	344,099
Disposal	—	—	—	(6,827)	(6,827)
Amortization	—	(211,325)	—	(32,446)	(243,771)
Transfer from property, plant and equipment	—	42,165	10,408	143	52,716
Reclassification	—	36,686	(36,686)	—	—
Currency translation differences	1,016	9,351	13,192	—	23,559
Closing net carrying amount	2,346,853	6,989,587	1,131,586	140,765	10,608,791
As at December 31, 2016
Cost	2,346,853	8,231,287	1,131,586	399,631	12,109,357
Accumulated amortization and impairment	—	(1,241,700)	—	(258,866)	(1,500,566)
Net carrying amount	2,346,853	6,989,587	1,131,586	140,765	10,608,791

		Mining	Mineral	Computer
		rights and	exploration	software and
	Goodwill	others	rights	others	Total
Year ended December 31, 2017
Opening net carrying amount	2,346,853	6,989,587	1,131,586	140,765	10,608,791
Additions	—	280,340	—	4,827	285,167
Acquisition of a subsidiary	—	—	—	188	188
Disposals	—	—	—	(11,168)	(11,168)
Disposal of subsidiaries	—	—	—	(562)	(562)
Amortization	—	(242,261)	—	(34,616)	(276,877)
Transfer from property, plant and equipment (note 6)	—	53,565	—	22,614	76,179
Impairment losses	—	—	—	(8,134)	(8,134)
Currency translation differences	(923)	(7,433)	(12,053)	—	(20,409)
Closing net carrying amount	2,345,930	7,073,798	1,119,533	113,914	10,653,175
As at December 31, 2017
Cost	2,345,930	8,554,713	1,119,533	399,707	12,419,883
Accumulated amortization and impairment	—	(1,480,915)	—	(285,793)	(1,766,708)
Net carrying amount	2,345,930	7,073,798	1,119,533	113,914	10,653,175

Schedule of amortisation expenses of intangible assets recognized in profit or loss

	2015	2016	2017
Cost of sales	223,068	211,325	242,261
General and administrative expenses	32,030	32,446	34,616
	255,098	243,771	276,877

Schedule of summary of goodwill allocated to each segment

	December 31,		December 31,
	2016		2017
		Primary		Primary
	Alumina	aluminium	Alumina	aluminium
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Branch	—	1,924,259	—	1,924,259
PT. Nusapati Prima ("PTNP")	15,908	—	14,985	—
	205,327	2,141,526	204,404	2,141,526